Preferred Shares - Issued and Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Mar. 17, 2016
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	38,600	38,600
Number of shares issued and outstanding	38,600	38,600
Issued capital (Note 25)	$ 942	$ 942
Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,200	10,200	12,000
Number of shares issued and outstanding	10,200	10,200
Issued capital (Note 25)	$ 248	$ 248
Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,800	1,800
Number of shares issued and outstanding	1,800	1,800
Issued capital (Note 25)	$ 45	$ 45
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding	11,000	11,000
Number of shares issued and outstanding	11,000	11,000
Issued capital (Note 25)	$ 269	$ 269
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,000	9,000
Number of shares issued and outstanding	9,000	9,000
Issued capital (Note 25)	$ 219	$ 219
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding	6,600	6,600
Number of shares issued and outstanding	6,600	6,600
Issued capital (Note 25)	$ 161	$ 161